Stock Repurchases and Dividends (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stock repurchase activity
Stock repurchase activity during the years ended December 31, 2015 and 2014 follows (in millions except per share amounts):

	2015	2014
Number of shares repurchased	9.8	11.1
Amount paid	$404.7	$400.4
Weighted average cost per share	$41.39	$35.92